Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash	$ 1,363,552	$ 46,236	$ 140,271
Accounts receivable, net	428,155	332,413	335,453
Prepaid expenses and other current assets	55,448	40,026	18,398
Total current assets	1,847,155	418,675	494,122
Property and equipment, net	56,393	58,129	32,771
Other assets	35,160	37,239	46,404
Total assets	1,938,708	514,043	573,297
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued expenses	501,863	1,143,265	389,080
Deferred revenues	539,563	571,268	964,043
Derivative liability	0	15,470	0
Deferred compensation	104,151	0
Notes payable - current	186,076	563,009	747,778
Convertible note payable, net of discount	0	107,518	0
Notes payable - related party - current	255,415	95,000	0
Other short-term liabilities - related parties	54,927	0
Total current liabilities	1,641,995	2,495,530	2,100,901
Long-term liabilities:
Deferred compensation	215,012	309,740	215,011
Notes payable - net of current portion	1,402,922	1,509,265	1,528,915
Notes payable - related party - net of current portion	0	369,415	262,707
Deferred interest expense	52,065	41,440	17,063
Other long-term liabilities - related parties	0	72,033	157,859
Total long-term liabilities	1,669,999	2,301,893	2,181,555
Total liabilities other than shares	3,311,994	4,797,423	4,282,456
Shares subject to mandatory redemption			111,235
Total liabilities	3,311,994	4,797,423	4,393,691
Commitments and contingencies
Excess of liabilities over assets (deficit)		0	(3,820,394)
Total liabilities and excess of liabilities over assets (deficit)	3,311,994	4,797,423	573,297
Stockholders' deficit:
Common stock, $0.001 par value, 50,000,000 shares authorized; 47,362,047 and 36,490,345 shares issued and outstanding at March 31, 2013 and December 31, 2012, respectively	54,363	36,492	0
Additional paid-in capital (deficit)	4,912,814	1,348,794	0
Accumulated deficit	(6,340,463)	(5,668,666)
Total stockholders' deficit	(1,373,286)	(4,283,380)	0
Total liabilities and excess of liabilities over assets (deficit) and stockholders' deficit	$ 1,938,708	$ 514,043	$ 573,297